Business Combinations (Details) - USD ($)	3 Months Ended
	Mar. 31, 2023	Jan. 27, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Combinations (Details) [Line Items]
Common stock issued (in Shares)	29,643,434	5,598,751	23,442,353	20,580,109
Fair value	$ 700,000	$ 10,100,000	$ 1,300,000
Acquisition-related costs	100,000
Liability at a fair value	2,000,000
Liability revalued	2,200,000
change in fair value business combination	200,000
Identifiable intangible assets		$ 12,068
Revenues	100,000
Net loss in business	$ 300,000
Fair Value Guarantee [Member]
Business Combinations (Details) [Line Items]
Common stock issued (in Shares)	368,617		737,233
Trade Names [Member]
Business Combinations (Details) [Line Items]
Identifiable intangible assets	$ 10,000
Developed Technology Rights [Member]
Business Combinations (Details) [Line Items]
Identifiable intangible assets	1,800,000
Customer Relationships [Member]
Business Combinations (Details) [Line Items]
Identifiable intangible assets	$ 200,000
fSight [Member]
Business Combinations (Details) [Line Items]
Equity interest percentage		100.00%